Labor and social obligations (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provision for employee compensation	R$ 359,943
Current liabilities	853,424	R$ 476,865
Noncurrent liabilities	406,027	R$ 569,276
Labor Obligations [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	290,202
Noncurrent liabilities	R$ 66,741